Organization and Significant Accounting Policies - Property Plant And Equipment Useful Lives (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Period over which internal use developed software costs are amortised	5 years	5 years	5 years